Other income (Tables)	6 Months Ended
Jun. 30, 2019
Other income [abstract]
Other income
13 Other income

Other income
	1 January to 30 June
6 month period	2019	2018
Share of result from associates and joint ventures	19	48
Result on disposal of group companies	117
Other	160	103
	296	151